Related party transactions - Transactions with significant shareholder - Greybrook Health (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Related party transactions
Corporate, general and administrative expense	$ 6,291,658	$ 5,986,061	$ 21,470,073	$ 21,405,122
Greybrook Health Inc
Related party transactions
Accounts payables and accrued liabilities	0		0		$ 4,884
Corporate, general and administrative expense	$ 0	$ 1,788	$ 0	$ 5,011